TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION [Abstract]
Composition of Income (loss) before Provision for Income Tax
	For the year ended December 31,
	2012	2013	2014
	US$	US$	US$
Income/(Loss) from foreign entities*	4,880	(8,723)	(112,056)
Income from PRC entities (including HK and Taiwan)	4,959	8,507	38,962
Income/(Loss) before income tax expenses	9,839	(216)	(73,094)

*	Foreign income before provision for income taxes is defined as income generated from operations located outside of the PRC including HK and Taiwan.

Current and Deferred Portions of Income Tax Expense
	For the year ended December 31,
	2012	2013	2014
	US$	US$	US$
Current income tax expense	(602)	(3,857)	(5,560)
Deferred tax	182	2,740	42
Income tax expense	(420)	(1,117)	(5,518)
Income tax expense of foreign entities	(275)	(353)	(412)
Income tax expense of PRC entities (including HK and Taiwan)	(145)	(764)	(5,106)

Effective Income Tax Rate Reconciliation
	For the Years Ended December 31,
	2012	2013	2014
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	99.6%	(10,745.4)%	(13.6)%
Effect of tax-exempt for parent company incorporated in Cayman Islands	(53.1)%	7,202.0%	37.5%
Effect of change in valuation allowance	(2.5)%	739.4%	5.4%
Foreign withholding tax expense*	(1.3)%	64.6%	0.2%
Effect of permanent difference from US entity using cost-plus method	(21.4)%	1221.4%	0.4%
Effect of permanent difference from taxable capital gain due to business acquisition under common control	—	1815.3%	—
Other permanent book-tax differences	(0.3)%	252.0%	2.7%
Effective income tax rate	(4.0)%	524.3%	7.6%

*
According to the American Depositary Receipt (“ADR”) arrangements between the Company and Deutsche Bank Trust (“DB”) in February 2011, the Company will have the right to receive series of reimbursements after the closing of Initial Public Offering (“IPO”) over the five-year term as a return of using DB's services. Total fixed monetary reimbursements over the terms of this arrangement amounted to US$2,300. Total reimbursements are recognized evenly over the contract term in other income. The Company bears the 30% US tax on this US source income, which was withheld by Deutsche Bank upon payments.

Summary of Effects of Income Tax Expense Exemption and Reduction
	For the Years Ended December 31,
	2012	2013	2014
	US$	US$	US$
Tax holiday effect	(10,345)	(23,210)	(9,975)
Per share effect, basic	(0.044)	(0.085)	(0.025)
Per share effect, diluted	(0.040)	(0.085)	(0.025)

Deferred Income Tax
	December 31,
	2013	2014
	US$	US$
Deferred income tax assets, current
Accruals	347	654
Accrued payroll	1,023	1,399
Other differences	458	839
Total current deferred income tax assets	1,828	2,892
Less: Valuation allowance	(697)	(1,604)
Net current deferred income tax assets*	1,131	1,288
Deferred income tax assets, non-current
Equity investment	242	832
Net operating loss carry forwards	3,747	5,426
Other differences	36	173
Total non-current deferred income tax assets	4,025	6,431
Less: Valuation allowance, non-current	(3,747)	(6,264)
Net non-current deferred income tax assets	278	167
Deferred income tax liabilities, non-current
Intangible assets from business combination	2,613	6,931
Unrealized investment income	142	2,228
Total non-current deferred income tax liabilities	2,755	9,159

*
Deferred income tax assets are evaluated on the basis of each operating entity. For any entities in loss in the year of 2014, the Group took full allowance against the net deferred tax assets. For entities in profit in the year of 2014, the Group assesses the likelihood that the Group will recover the deferred tax assets from future taxable income. The total current deferred income tax assets were resulted from deductible advertising expenses, bad debt provision, accruals, accrued but unpaid payrolls and fixed asset depreciation from entities in profit in 2014.

Movement of Valuation Allowance
	December 31,
	2013	2014
	US$	US$
Balance at beginning of the year	1,421	4,444
Current year addition	3,536	4,396
Current year reversal	(513)	(972)
Balance at end of the year	4,444	7,868